NATURE OF OPERATIONS AND CORPORATE ORGANIZATION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION
1.	NATURE OF OPERATIONS AND CORPORATE ORGANIZATION

Nature of operations

Ultrapetrol (Bahamas) Limited ("Ultrapetrol Bahamas", "Ultrapetrol", "the Company", "us" or "we") is a company organized and registered as a Bahamas Corporation since December 1997.

We are a shipping transportation company serving the marine transportation needs of our clients in the markets on which we focus.  We serve the shipping markets for containers, grain soybean, forest products, minerals, crude oil, petroleum, and refined petroleum products, as well as the offshore oil platform supply market, through our operations in the following three segments of the marine transportation industry.  In our River Business we are an owner and operator of river barges and push boats in the Hidrovia region of South America, a region of navigable waters on the Parana, Paraguay and Uruguay Rivers and part of the River Plate, which flow through Brazil, Bolivia, Uruguay, Paraguay and Argentina. The Company also has a shipyard that should promote organic growth and from time to time made external sales. In our Offshore Supply Business we own and operate vessels that provide logistical and transportation services for offshore petroleum exploration and production companies, in the coastal waters of Brazil and the North Sea.  In our Ocean Business, we are an owner and operator of oceangoing vessels that transport petroleum products and a container line service in the Argentine cabotage trade.